BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table presents assets that are measured at fair value on a recurring basis at June 30, 2015 and June 30, 2014:

June 30, 2015	Total	Level 1	Level 2	Level 3

Liabilities
Convertible note payable	$358,366	$-	$358,366	$-
Total	$358,366	$-	$358,366	$-

June 30, 2014	Total	Level 1	Level 2	Level 3

Liabilities
Convertible note payable	$-	$-	$-	$-
Total	$-	$-	$-	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets for the computation of basic and diluted earnings per share for the fiscal years ended June 30, 2015 and 2014:

	2015	2014
Net Loss	$(1,303,345)	$(781,430)

Weighted average number of shares used in computing basic and diluted net loss per share:

Basic	2,310,735	29,678,947
Diluted	3,059,843	29,678,947

Net loss per share
Basic and Diluted:
Basic	$(0.564)	$(0.026)
Diluted	$(0.564)	$(0.026)